Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2013
Land, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	50 years
Land, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	6 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years